Other Long-term Liabilities - Future Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 1,325	$ 1,320
Interest	836	816
Present value of minimum lease payments	489	504
Within 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	69	69
Interest	48	48
Present value of minimum lease payments	66	66
After 1 year but no more than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	242	258
Interest	175	174
Present value of minimum lease payments	180	194
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	1,014	993
Interest	613	594
Present value of minimum lease payments	$ 243	$ 244